Fair Value Measurements - Financial Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Aug. 10, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 11,863	$ 36,786		$ 19,228
Debt securities, fair value	24,517			44,624
Total cash, cash equivalents and investments	36,380	81,410		19,228
2020 Term Facility Loan		0		25,049
Private Placement Warrants	3,266	3,477		0
Total financial liabilities	3,266	3,477		71,944
Debt securities, fair value	$ 24,517	44,624		0
Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes			$ 208,600
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes		$ 0		32,106
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage	3.00%	3.00%
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes		$ 0		14,789
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		0.08%
Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value		$ 20,037
Debt securities, fair value	$ 1,144	20,037		0
U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value		24,587
Debt securities, fair value	23,373	24,587		0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	11,863	36,786		19,228
Total cash, cash equivalents and investments	35,236	61,373		19,228
Level 1 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value		0
Debt securities, fair value	0	0
Level 1 | U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value		24,587
Debt securities, fair value	23,373	24,587
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0		0
Total cash, cash equivalents and investments	1,144	20,037		$ 0
Level 2 | Corporate bonds and commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value		20,037
Debt securities, fair value	1,144	20,037
Level 2 | U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, fair value		0
Debt securities, fair value		$ 0